UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                                 FORM 13F
                            FORM 13F COVER PAGE


Report for the Quarter Ended: June 30, 2005

Check here if Amendment [   ]; Amendment Number:____
This Amendment (Check only one.):	[  ] is a restatement.
					[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Provident Trust Company
Address:	N27 W23957 Paul Road, Suite 204
		Pewaukee, WI  53072

Form 13F File No.:	028-06481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	James Scott Harkness
Title:	President
Phone:	(262) 523-7560
Signature, Place, and Date of Signing:

  s/J.Scott Harkness           	 	Pewaukee, Wisconsin     07/19/2005
      (Signature)			   (City/State)		 (Date)

Report Type (Check only one.):

[ X ]	13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[   ]	13F Notice (Check here if no holdings reported are in this report, and all holdings
are reported by other reporting manager(s).)

[   ]	13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	None


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:		0

Form 13F Information Table Entry Total:		105

Form 13F Information Table Value Total:		$639,333 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report
is filed, other than the manager filing this report:		None

PROVIDENT TRUST COMPANY
SEC #801-58213
June 30, 2005
                                                                                         Voting Authority
                                    Type of             Value      Shares/  Invsm Otr
Name of Issuer                      Class   Cusip      (x 1,000)   Prn Amt  Dscr  Mgr    Sole   Shared None
3M COMPANY                          Com     88579Y101         4         50  Sole           50
ABBOTT LABS                         Com     002824100       291      5,938  Sole        5,938
ACTUANT CORPORATION                 Com     00508X203        62      1,300  Sole        1,300
AFFILIATED COMPUTER SVCS INC CL A   Com     008190100    44,496    870,770  Sole      870,770
AFLAC INC                           Com     001055102       210      4,850  Sole        4,850
AMERICAN EXPRESS CO                 Com     025816109        79      1,477  Sole        1,477
AMERITRADE HLDG CORP NEW            Com     03074K100    20,284  1,089,935  Sole    1,089,935
AMGEN INC                           Com     031162100       161      2,656  Sole        2,656
APACHE CORP                         Com     037411105    33,947    525,500  Sole      525,500
APW LTD                             Com     G04397108         0     12,250  Sole       12,250
ASSOCIATED BANC CORP                Com     45487105         57      1,699  Sole        1,699
ASTELLAS PHARMA INC                 Com     J03393105        44      1,300  Sole        1,300
ATLAS MINERALS INC                  Com     049371107         0         82  Sole           82
BANK OF AMERICA CORP                Com     060505104        21        468  Sole          468
BELLSOUTH CORP                      Com     079860102         5        187  Sole          187
BEMIS INC                           Com     081437105       212      7,996  Sole        7,996
BERKSHIRE HATHAWAY INC CL B         Com     084670207        28         10  Sole           10
BIOMET INC                          Com     090613100    40,919  1,181,600  Sole    1,181,600
BLOCK H & R INC                     Com     093671105       187      3,200  Sole        3,200
BOEING CO                           Com     097023105        59        900  Sole          900
BP PLC SPON ADR                     Com     055622104       510      8,170  Sole        8,170
CHEVRON TEXACO CORP                 Com     166764100       347      6,210  Sole        6,210
CHICAGO MERCANTILE HLDG CL A        Com     167760107    29,897    101,175  Sole      101,175
CISCO SYS INC                       Com     17275R102    15,193    796,300  Sole      796,300
CITIGROUP INC                       Com     172967101       295      6,387  Sole        6,387
COLGATE PALMOLIVE CO                Com     194162103        80      1,600  Sole        1,600
CONOCOPHILLIPS                      Com     20825C104       115      3,000  Sole        3,000
CONSOLIDATED EDISON INC             Com     209115104        56      1,200  Sole        1,200
COSTCO WHSL CORP NEW                Com     22160K105        11        240  Sole          240
COUNTRYWIDE FINL CORP               Com     222372104        31        798  Sole          798
DELL INC                            Com     24702R101    24,790    628,230  Sole      628,230
DEVRY INC                           Com     251893103       187      9,412  Sole        9,412
DISNEY WALT CO                      Com     254687106        66      2,634  Sole        2,634
DOVER CORP                          Com     260003108        73      2,000  Sole        2,000
DU PONT E I DE NEMOURS              Com     263534109       197      4,577  Sole        4,577
EBAY INC                            Com     278642103        56      1,700  Sole        1,700
ENRON CAPITAL TRUST PFD SEC 8.30%   Pfd     29357N206         4        800  Sole          800
ENRON CORP                          Com     293561106         0        126  Sole          126
EXPRESS SCRIPTS INC                 Com     302182100    37,411    748,510  Sole      748,510
EXXON MOBIL CORP                    Com     30231G102       394      6,849  Sole        6,849
FASTENAL CO                         Com     311900104    35,775    584,085  Sole      584,085
FRANKLIN RES INC                    Com     354613101        33        430  Sole          430
GANNETT INC                         Com     364730101        85      1,200  Sole        1,200
GENERAL ELEC CO                     Com     369604103       993     28,657  Sole       28,657
GLOBAL CROSSING LTD                 Com     G3921A100         0      1,000  Sole        1,000
HEALTH MGMT ASSOC INC NEW CL A      Com     421933102    39,246  1,499,090  Sole    1,499,090
HEARTLAND EXPRESS INC               Com     422347104     7,336    377,540  Sole      377,540
HOME DEPOT INC                      Com     437076102        70      1,800  Sole        1,800
HOSPIRA INC                         Com     441060100        10        268  Sole          268
ILLINOIS TOOL WKS INC               Com     452308109    28,943    363,245  Sole      363,245
INTEL CORP                          Com     458140100       172      6,600  Sole        6,600
INTERPUBLIC GRP COS INC             Com     460690100        25      2,033  Sole        2,033
ISTAR FINL INC                      Com     45031U101       104      2,500  Sole        2,500
ITT INDS INC IND                    Com     450911102        49        500  Sole          500
JACOBS ENGR GROUP INC               Com     469814107    33,631    597,775  Sole      597,775
JOHNSON & JOHNSON                   Com     478160104       374      5,750  Sole        5,750
JOHNSON CONTROLS                    Com     478366107        25        448  Sole          448
JP MORGAN CHASE & CO                Com     46625H100       189      5,363  Sole        5,363
KIMBERLY CLARK CORP                 Com     494368103       207      3,300  Sole        3,300
LOCKHEED MARTIN CORP                Com     539830109        19        300  Sole          300
LOWES COS INC                       Com     548661107    45,982    789,805  Sole      789,805
MANPOWER INC                        Com     56418H100    35,380    889,395  Sole      889,395
MANULIFE FINCL CORP                 Com     56501R106        70      1,461  Sole        1,461
MARSHALL & ILSLEY CORP              Com     571834100     3,832     86,201  Sole       86,201
MCDONALDS CORP                      Com     580135101        14        500  Sole          500
MCGRAW HILL COMPANIES INC           Com     580645109        30        680  Sole          680
MEDCO HEALTH SOLUTIONS              Com     58405U102        24        446  Sole          446
MEDTRONIC INC                       Com     585055106    33,272    642,435  Sole      642,435
MERCK & CO INC                      Com     589331107       114      3,700  Sole        3,700
MERCURY GENERAL CORP NEW            Com     589400100       474      8,698  Sole        8,698
METRO AIRLINES INC                  Com     591905203         0         11  Sole           11
NEENAH PAPER INC                    Com     640079109         2         72  Sole           72
NORTHERN TR CORP                    Com     665859104        27        600  Sole          600
PENTAIR INC                         Com     709631105    40,490    945,815  Sole      945,815
PEPSICO INC                         Com     713448108       140      2,600  Sole        2,600
PFIZER INC                          Com     717081103       320     11,600  Sole       11,600
PIPER JAFFRAY COS                   Com     724078100         0         13  Sole           13
PRINCIPAL FINCL GROUP INC           Com     74251V102         5        116  Sole          116
PROCTER & GAMBLE CO                 Com     742718109       106      2,000  Sole        2,000
PROGRESSIVE CORP OHIO               Com     743315103        43        435  Sole          435
ROCKWELL AUTOMATION                 Com     773903109        10        200  Sole          200
ROYAL DUTCH PETE CO NY RGTY SH PARN Com     780257804       592      9,125  Sole        9,125
SARA LEE CORP                       Com     803111103        36      1,800  Sole        1,800
SENSIENT TECH COPR                  Com     81725T100       104      5,060  Sole        5,060
SERVICEMASTER CO                    Com     81760N109        42      3,100  Sole        3,100
SMUCKER J M CO NEW                  Com     832696405         1         16  Sole           16
ST PAUL TRAVELERS CORP              Com     792860108         1         35  Sole           35
STATE FINCL SERVICES CORP CL A      Com     856855101       247      6,125  Sole        6,125
STREICHER MOBILE FUELING INC        Com     862924107         2      1,000  Sole        1,000
STRYKER CORP                        Com     863667101       808     16,988  Sole       16,988
SUN LIFE FINCL INC                  Com     866796105        14        417  Sole          417
SYSCO CORP                          Com     871829107       109      3,000  Sole        3,000
T. ROWE PRICE GROUP INC             Com     74144T108       626     10,000  Sole       10,000
TOLL BROS INC                       Com     889478103    36,035    354,850  Sole      354,850
TRIBUNE CO NEW                      Com     896047107        35      1,000  Sole        1,000
TRI CONTL CORP                     MutFd    895436103        33      1,834  Sole        1,834
UNITED TECHNOLOGIES CORP            Com     913017109        21        400  Sole          400
US BANCORP                          Com     902973304        44      1,512  Sole        1,512
VERISIGN INC                        Com     92343E102        14        500  Sole          500
VIROLOGIC INC                       Com     92823R201        26     10,372  Sole       10,372
WAL MART STORES INC                 Com     931142103       164      3,400  Sole        3,400
WALGREEN CO                         Com     931422109    41,856    910,103  Sole      910,103
WYETH                               Com     983024100       116      2,600  Sole        2,600
ZIMMER HOLDINGS INC W/I             Com     98956P102         9        112  Sole          112
                                                        639,333 14,254,102         14,254,102